Property, equipment and software (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Property, equipment and software
Total Property, equipment and software	¥ 85,343	¥ 76,165
Less: Accumulated depreciation and amortization	(70,850)	(67,867)
Total Property, equipment and software, net	14,493	8,298		$ 2,221
Depreciation and amortization	3,389	4,842	¥ 14,254
Buildings
Property, equipment and software
Total Property, equipment and software	2,594	2,594
Leasehold improvements
Property, equipment and software
Total Property, equipment and software	46,259	45,008
Furniture and office equipment
Property, equipment and software
Total Property, equipment and software	22,250	21,642
Motor vehicles
Property, equipment and software
Total Property, equipment and software	3,672	2,825
Software
Property, equipment and software
Total Property, equipment and software	4,341	¥ 4,096
Construction in progress
Property, equipment and software
Total Property, equipment and software	¥ 6,227